Inventories - Summary of Classes of Inventories (Detail) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
INVENTORIES.
Supplies for Production	$ 11,858,656	$ 13,856,303
Gas	1,852,864	1,852,864
Oil	10,005,792	12,003,439
Supplies for projects and spare parts	41,515,714	37,093,505
Electrical materials	11,794,203	7,812,071
Total	$ 65,168,573	$ 58,761,879